Risk Management - Liquidity and interest risk tables - Derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ (33,415)		$ (2,830)
Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(8,783)
3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(4,495)		(3,107)
1 year to 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets			5,458
Derivative financial liabilities	(20,137)
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets		$ 58,116
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges | Gross settled, (outflows)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities		(515,238)	(469,204)
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges | Net settled, net (outflows)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(9,521)		(2,830)
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges | Less than 3 months | Net settled, net (outflows)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(8,783)
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets		6,303
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges | 3 months to 1 year | Gross settled, (outflows)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities		(34,254)	(72,872)
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges | 3 months to 1 year | Net settled, net (outflows)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities			(1,355)
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges | 1 year to 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets		51,813
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges | 1 year to 5 years | Gross settled, (outflows)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities		(480,984)	(396,332)
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges | 1 year to 5 years | Net settled, net (outflows)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(738)		(1,475)
Cross currency swap contract one | Cross currency swap contracts - cash flow hedges | Gross settled, (outflows)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(1,141,653)
Cross currency swap contract one | Cross currency swap contracts - cash flow hedges | 3 months to 1 year | Gross settled, (outflows)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(613,270)
Cross currency swap contract one | Cross currency swap contracts - cash flow hedges | 1 year to 5 years | Gross settled, (outflows)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(528,383)
Cross currency swap contract two | Cross currency swap contracts - cash flow hedges | Gross settled, (outflows)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(261,472)
Cross currency swap contract two | Cross currency swap contracts - cash flow hedges | 3 months to 1 year | Gross settled, (outflows)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	(261,472)
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges | Gross settled, inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets		549,770	474,385
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges | Net settled, net inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets		23,584
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges | 3 months to 1 year | Gross settled, inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets		37,703	71,120
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges | 3 months to 1 year | Net settled, net inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets		2,854
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges | 1 year to 5 years | Gross settled, inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets		512,067	$ 403,265
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges | 1 year to 5 years | Net settled, net inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets		$ 20,730
Cross currency swap contract one | Cross currency swap contracts - cash flow hedges | Gross settled, inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	1,116,579
Cross currency swap contract one | Cross currency swap contracts - cash flow hedges | 3 months to 1 year | Gross settled, inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	607,595
Cross currency swap contract one | Cross currency swap contracts - cash flow hedges | 1 year to 5 years | Gross settled, inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	508,984
Cross currency swap contract two | Cross currency swap contracts - cash flow hedges | Gross settled, inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	262,652
Cross currency swap contract two | Cross currency swap contracts - cash flow hedges | 3 months to 1 year | Gross settled, inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	$ 262,652